Financing Receivable, Net - Summary of Activities in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (103,944)	¥ (61,681)	¥ (197,407)
Provision for credit losses	(1,016,742)	(865,524)	(627,061)
Charge-offs	1,226,618	1,083,815	939,992
Recoveries from prior charge-offs	(308,349)	(260,554)	(177,205)
Ending balances	¥ (202,417)	¥ (103,944)	¥ (61,681)